Convertible Notes - Additional Information (Detail) ¥ in Millions, $ in Millions		1 Months Ended
	Oct. 26, 2017 USD ($) shares	Dec. 31, 2018 USD ($) $ / A	Jan. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥) $ / A	Dec. 31, 2017 CNY (¥)
Debt Instrument [Line Items]
Principal amount of liability component		$ 7,253.0		¥ 49,867	¥ 35,782
iQIYI 2018 Convertible Notes
Debt Instrument [Line Items]
Debt face amount			$ 1,500.0
Interest rate			1.50%
Debt, maturity date			Jan. 25, 2018
iQIYI 2018 Convertible Notes | Parent Company
Debt Instrument [Line Items]
Debt face amount			$ 300.0
iQIYI 2018 Convertible Notes | External Investors
Debt Instrument [Line Items]
Debt face amount			$ 1,200.0
iQIYI 2023 Convertible Notes
Debt Instrument [Line Items]
Debt face amount		$ 750.0
Interest rate		3.75%		3.75%
Debt, maturity date		Dec. 01, 2023
Conversion rate of convertible notes, ADS per US$1,000		37.1830
Effective interest rate		7.04%		7.04%
Principal amount of liability component		$ 750.0		¥ 5,200
Unamortized debt discount		65.0		446
Carrying amount of equity component		53.0		¥ 362
iQIYI 2023 Convertible Notes | Call Option [Member]
Debt Instrument [Line Items]
Debt face amount		$ 68.0
Call option cap price | $ / A		38.42		38.42
Preferred Stock | iQIYI 2018 Convertible Notes
Debt Instrument [Line Items]
Notes converted to preferred shares	$ 1,500.0
Preferred shares converted by iQIYI 2018 Convertible Notes | shares	1,014,436,019